111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

February 27, 2020

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Strategic Income Portfolio (the “Fund”); Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 68 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 66 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of updating the Fund’s strategy and expense information and, in connection therewith, making certain other changes.

Additionally, the wording “report does not exist” which appear throughout the prospectus and Statement of Additional Information will be replaced in certain instances with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4384 or David Harris at (617) 954-4417.

Sincerely,

AMANDA S. MOORADIAN
Amanda Mooradian
Assistant Vice President and Counsel

ASM/ccs

Enclosures